UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]: Amendment Number : _____
This amendment (Check only one.):[ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:               First National Bank of Hutchinson
                    Trust Department
Address:            PO Box 913
                    Hutchinson, KS 67504-0913
13F File Number:    028-11018

The institutional investment manager filing this report and the person by whom it is singed hereby represent that the person signing the report is authorized to submit it, that all information contained herein it true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Donald D Adams
Title:              Executive Vice President & Manager
Phone:              620-694-2257
Signature,          Place,              and Date of Signing:
Donald D Adams      Hutchinson, KS      February 14, 2006
Report Type (Check only one.):
                              [X]  13F HOLDINGS REPORT
                              [ ]  13F NOTICE
                              [ ]  13F COMBINATION REPORT

                      FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 58
Form 13F Information Table Value Total: $116,779

List of Other Included Managers:

No.  13F FILE NUMBER               NAME

FORM 13F INFORMATION TABLE
                                                              VALUE      SHARES/   SH/ PUT/  INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                       TITLE OF CLASS CUSIP     (X$1000)   PRN AMT   PRN CALL  DSCRETN  MANAGERS SOLE    SHARED   NONE
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Abbott Laboratories                  COM            002824100       2,342    59,390SH        DEFINED            59,390
Aflac Inc                            COM            001055102       2,254    48,550SH        DEFINED            48,550
American Express Co                  COM            025816109         257     4,998SH        DEFINED             4,998
American International Group Inc     COM            026874107       2,773    40,645SH        DEFINED            40,645
Amgen Inc                            COM            031162100         631     8,000SH        DEFINED             8,000
Bank of America Corp                 COM            060505104       3,355    72,694SH        DEFINED            72,694
Berkshire Hathaway                   CL A           084670108         266         3SH        DEFINED                 3
Best Buy Co Inc                      COM            086516101       2,509    57,712SH        DEFINED            57,712
Biomet Inc                           COM            090613100       1,660    45,400SH        DEFINED            45,400
BP PLC                               SPONSORED ADR  055622104       3,166    49,303SH        DEFINED            49,303
Chevron Corp                         COM            166764100         591    10,404SH        DEFINED            10,404
Cisco Systems Inc                    COM            17275R102       1,364    79,660SH        DEFINED            79,660
Citigroup Inc                        COM            172967101         455     9,381SH        DEFINED             9,381
Claire's Stores Inc                  COM            179584107       2,570    87,950SH        DEFINED            87,950
Coca Cola Co                         COM            191216100       2,482    61,565SH        DEFINED            61,565
Commerce Bancshares Inc              COM            200525103       3,060    61,783SH        DEFINED            61,783
Cons Discrt Selct Sector SPDR        SBI CONS DISCR 81369Y407         454    13,890SH        DEFINED            13,890
Cons Staples Selct Sector SPDR       SBI CONS STPLS 81369Y308         920    39,520SH        DEFINED            39,520
Danaher Corp                         COM            235851102       1,936    34,700SH        DEFINED            34,700
Dell Inc                             COM            24702R101       1,177    39,285SH        DEFINED            39,285
Disney Walt Company Holding Co       COM DISNEY     254687106         207     8,650SH        DEFINED             8,650
DNP Select Income Fund Inc           COM            23325P104         160    15,419SH        DEFINED            15,419
Emerson Electric Co                  COM            291011104       2,813    37,659SH        DEFINED            37,659
Energy Select Sector SPDR            SBI INT-UTILS  81369Y506       4,354    86,540SH        DEFINED            86,540
Exxon Mobil Corp                     COM            30231G102       3,278    58,357SH        DEFINED            58,357
Financial Select Sector SPDR         SBI INT-FINL   81369Y605         431    13,600SH        DEFINED            13,600
Fiserv Inc                           COM            337738108       1,424    32,900SH        DEFINED            32,900
General Electric Co                  COM            369604103       3,572   101,907SH        DEFINED           101,907
Genzyme Corp General Division        COM            372917104         285     4,022SH        DEFINED             4,022
Golden West Financial Corp           COM            381317106       2,445    37,050SH        DEFINED            37,050
Health Care Select Sector SPDR       SBI HEALTHCARE 81369Y209       2,955    93,155SH        DEFINED            93,155
Home Depot Inc                       COM            437076102       2,400    59,277SH        DEFINED            59,277
Intel Corp                           COM            458140100       1,979    79,300SH        DEFINED            79,300
International Business Machines Corp COM            459200101         214     2,600SH        DEFINED             2,600
J C Penney Co Inc                    COM            708160106         456     8,195SH        DEFINED             8,195
JPMorgan Chase & Co                  COM            46625H100         386     9,725SH        DEFINED             9,725
Johnson & Johnson                    COM            478160104       3,130    52,085SH        DEFINED            52,085
Landry's Restaurants Inc             COM            51508L103       1,733    64,880SH        DEFINED            64,880
Materials Select Sector SPDR         SBI MATERIALS  81369Y100       2,184    72,125SH        DEFINED            72,125
McDonalds Corp                       COM            580135101       2,829    83,900SH        DEFINED            83,900
McGraw Hill Companies Inc            COM            580645109       2,479    48,010SH        DEFINED            48,010
Medtronic Inc                        COM            585055106       2,170    37,700SH        DEFINED            37,700
Merrill Lynch & Co Inc               COM            590188108       2,333    34,450SH        DEFINED            34,450
Microsoft Corp                       COM            594918104       1,982    75,795SH        DEFINED            75,795
Nasdaq 100 Trust Unit Series A       UNIT SER 1     631100104       4,848   119,965SH        DEFINED           119,965
Pepsico Inc                          COM            713448108         466     7,880SH        DEFINED             7,880
Pfizer Inc                           COM            717081103       2,615   112,134SH        DEFINED           112,134
Procter & Gamble Co                  COM            742718109       5,714    98,716SH        DEFINED            98,716
Scientific-Atlanta Inc               COM            808655104       2,194    50,950SH        DEFINED            50,950
Stryker Corp                         COM            863667101       2,137    48,100SH        DEFINED            48,100
Technology Select Sector SPDR        SBI INT-TECH   81369Y803         365    17,450SH        DEFINED            17,450
The Kroger Co                        COM            501044101       2,912   154,229SH        DEFINED           154,229
US Bancorp                           COM NEW        902973304       2,436    81,520SH        DEFINED            81,520
Utilities Select Sector SPDR         SBI INT-UTILS  81369Y886       5,111   162,815SH        DEFINED           162,815
Wachovia Cp 2nd New                  COM            929903102         671    12,694SH        DEFINED            12,694
Wal-mart Stores Inc                  COM            931142103       3,909    83,519SH        DEFINED            83,519
Walgreen Co                          COM            931422109       2,617    59,118SH        DEFINED            59,118
Wells Fargo & Co New                 COM            949746101         363     5,776SH        DEFINED             5,776